Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 3,835	$ 3,982
Acquisitions	15	58
Additions	495	516
Amortization	(470)	(462)
Impairment	(15)	(209)
Transfer to disposal groups held for sale		(54)
Foreign exchange	(16)	19
Disposals	(2)	(9)
Transfers	0	(4)
Property, plant and equipment at end of period	3,842	3,835
Cost of sales
Disclosure of detailed information about property, plant and equipment [line items]
Amortization	(462)	(451)
Selling, general and administrative expense
Disclosure of detailed information about property, plant and equipment [line items]
Amortization	(8)	(11)
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	7,151
Property, plant and equipment at end of period	7,641	7,151
Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,316)
Property, plant and equipment at end of period	(3,798)	(3,316)
Manufacturing plant, equipment and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,319	3,520
Acquisitions	12	23
Additions	73	257
Amortization	(462)	(451)
Impairment	(15)	(202)
Transfer to disposal groups held for sale		(50)
Foreign exchange	(11)	17
Disposals	(2)	(8)
Transfers	343	217
Property, plant and equipment at end of period	3,259	3,319
Manufacturing plant, equipment and machinery | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	6,524
Property, plant and equipment at end of period	6,939	6,524
Manufacturing plant, equipment and machinery | Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,205)
Property, plant and equipment at end of period	(3,680)	(3,205)
Construction- in-progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	376	359
Acquisitions	2	0
Additions	411	244
Amortization	0	0
Impairment	0	(7)
Transfer to disposal groups held for sale		0
Foreign exchange	0	1
Disposals	0	0
Transfers	(343)	(222)
Property, plant and equipment at end of period	445	376
Construction- in-progress | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	376
Property, plant and equipment at end of period	445	376
Construction- in-progress | Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	0	0
Roads and bridges
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	46	44
Acquisitions	0	0
Additions	11	13
Amortization	(7)	(11)
Impairment	0	0
Transfer to disposal groups held for sale		(3)
Foreign exchange	0	0
Disposals	0	0
Transfers	0	2
Property, plant and equipment at end of period	49	46
Roads and bridges | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	156
Property, plant and equipment at end of period	165	156
Roads and bridges | Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(110)
Property, plant and equipment at end of period	(116)	(110)
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	94	59
Acquisitions	0	36
Additions	0	1
Amortization	(1)	(1)
Impairment	0	0
Transfer to disposal groups held for sale		(1)
Foreign exchange	(5)	2
Disposals	0	(1)
Transfers	0	(1)
Property, plant and equipment at end of period	89	94
Other | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	95
Property, plant and equipment at end of period	91	95
Other | Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1)
Property, plant and equipment at end of period	$ (2)	$ (1)